Consolidated Statements of Changes in Shareholders' Equity (Parenthetical) - $ / shares	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Statement of Stockholders' Equity [Abstract]
Cash dividends declared on common stock (in usd per share)	$ 0.04	$ 0.12	$ 0.35